Employee Benefits - Pension Plans Narrative (Details) £ in Millions, $ in Millions	1 Months Ended	3 Months Ended				12 Months Ended
	Sep. 30, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of the Company's projected benefit obligation							91.00%
U.S.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Voluntary contribution	$ 100
U.S. | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plans with PBO in excess of plan assets, PBO			$ 2,900				$ 3,100		$ 2,900
Plans with ABO in excess of the fair value of plan assets, ABO			2,900				3,100		2,900
Plans with ABO in excess of the fair value of plan assets, fair value of plan assets			1,800				2,000		1,800
Payment for settlements							0		0
Non-cash settlement charge							0		0		$ 0
Amounts in Accumulated other comprehensive income (loss) expected to be recognized as components of net periodic benefit cost in next fiscal year							(68)
Foreign Plan | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amounts in Accumulated other comprehensive income (loss) expected to be recognized as components of net periodic benefit cost in next fiscal year							(44)
U.K. | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plans with PBO in excess of plan assets, PBO			47				54		47
Plans with ABO in excess of the fair value of plan assets, ABO			47				54		47
Plans with ABO in excess of the fair value of plan assets, fair value of plan assets			30				34		30
Plans with PBO in excess of plan assets, plan assets			30						30
Payment for settlements							22	£ 139	176	£ 371	496
Reduction of projected benefit obligation		£ 122	154	£ 325	$ 434
Non-cash settlement charge				£ 93	$ 125	£ 4	5	£ 28	37		125
Other | Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plans with PBO in excess of plan assets, PBO			1,200				1,400		1,200
Plans with ABO in excess of the fair value of plan assets, ABO			363				406		363
Plans with ABO in excess of the fair value of plan assets, fair value of plan assets			271				311		271
Plans with PBO in excess of plan assets, plan assets			$ 1,100				1,300		1,100
Payment for settlements							0		0
Non-cash settlement charge							$ 0		$ 0		$ 0